Geographical Information (Details) - Schedule of long-lived assets by geographic areas - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Geographical Information (Details) - Schedule of long-lived assets by geographic areas [Line Items]
Property and equipment, net	$ 11,090	$ 2,169
Canada
Geographical Information (Details) - Schedule of long-lived assets by geographic areas [Line Items]
Property and equipment, net	5,802
United States
Geographical Information (Details) - Schedule of long-lived assets by geographic areas [Line Items]
Property and equipment, net	2,786	1,718
Israel
Geographical Information (Details) - Schedule of long-lived assets by geographic areas [Line Items]
Property and equipment, net	1,297
China
Geographical Information (Details) - Schedule of long-lived assets by geographic areas [Line Items]
Property and equipment, net	843	272
Rest of world
Geographical Information (Details) - Schedule of long-lived assets by geographic areas [Line Items]
Property and equipment, net	$ 362	$ 179